EMPLOYEE BENEFITS - Monte Carlo simulation pricing model (Details)				1 Months Ended	12 Months Ended
	Oct. 22, 2023 yr R / shares	Dec. 02, 2022 yr R / shares	Dec. 02, 2021 yr R / shares	Nov. 30, 2015 R / shares	Jun. 30, 2021 R / shares	Jun. 30, 2020 R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price of DRDGold share				R 2.26	R 0	R 25.14
Expected dividend as percentage				4.30%	0.00%	1.00%
Forecast [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of 80% performance shares	R 10.49	R 4.12	R 4.26
Weighted average fair value of 20% retention shares	R 18.67	R 5.49	R 5.69
Expected term (years) | yr	3	3	2
Grant date share price of DRDGold share	R 19.43	R 6.15	R 6.15
Expected dividend as percentage	1.33%	3.81%	3.86%
Expected volatility	63.07%	53.80%	53.80%
Expected risk free rate	3.82%	6.80%	6.68%